UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	August 13, 2010

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $1,435,843 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGF Management Ltd - CL B      COM              001092105     6848   509475 SH       DEFINED 01              14175   495300
Ameristar Casinos Inc.         COM              03070Q101     9855   654384 SH       DEFINED 01                      654384
AutoNation Inc.                COM              05329W102    20491  1050818 SH       DEFINED 01                     1050818
Avid Technology Inc.           COM              05367P100    21793  1711972 SH       DEFINED 01              11400  1700572
Bank of Hawaii Corp.           COM              062540109    24564   508044 SH       DEFINED 01               2200   505844
Berkshire Hills Bancorp Inc.   COM              084680107     1327    68098 SH       DEFINED 01                       68098
Bio-Rad Laboratories Inc. CL A COM              090572207     4994    57737 SH       DEFINED 01                       57737
Biovail Corp. International    COM              09067J109    30056  1562151 SH       DEFINED 01              45650  1516501
Black Hills Corp.              COM              092113109    16668   585452 SH       DEFINED 01              17600   567852
Boyd Gaming Corp.              COM              103304101    10572  1245283 SH       DEFINED 01                     1245283
Broadridge Financial Solutions COM              11133T103     9444   495754 SH       DEFINED 01              20400   475354
Brookline Bancorp Inc.         COM              11373M107     2349   264518 SH       DEFINED 01                      264518
CA, Inc.                       COM              12673P105    94723  5147988 SH       DEFINED 01             351407  4796581
CapitalSource Inc.             COM              14055X102     1474   309701 SH       DEFINED 01             309701
CoreLogic Inc.                 COM              21871D103    15193   860300 SH       DEFINED 01              25625   834675
Covidien plc                   COM              G2554F105    29620   737190 SH       DEFINED 01              21700   715490
Cymer Inc                      COM              232572107     7998   266259 SH       DEFINED 01                      266259
DHT Holdings, Inc.             COM              Y2065G105     1454   377754 SH       DEFINED 01             377754
Dover Downs Gaming & Entmt.    COM              260095104     4954  1714090 SH       DEFINED 01                     1714090
Dundee Corp. CL A              COM              264901109    24439  2137903 SH       DEFINED 01              74700  2063203
EZCorp, Inc.                   COM              302301106     6741   363409 SH       DEFINED 01                      363409
Eastman Kodak Co.              COM              277461109    18323  4221862 SH       DEFINED 01             314245  3907617
Electro Rent Corp.             COM              285218103     8531   667000 SH       DEFINED 01             196098   470902
First American Financial Corp. COM              31847R102    18069  1424975 SH       DEFINED 01              40250  1384725
First Defiance Financial Corp. COM              32006W106      767    85838 SH       DEFINED 01                       85838
First Financial Holdings Inc.  COM              320239106     4319   377238 SH       DEFINED 01                      377238
Forest City Enterprises Inc. C COM              345550107     4987   440550 SH       DEFINED 01                      440550
Glacier Bancorp Inc.           COM              37637Q105     8620   587577 SH       DEFINED 01                      587577
Golar LNG Limited              COM              G9456A100    15261  1546236 SH       DEFINED 01             133849  1412387
H&R Block, Inc.                COM              093671105    30614  1951207 SH       DEFINED 01              58600  1892607
Health Management Assoc. Inc.  COM              421933102    40882  5261507 SH       DEFINED 01             299138  4962369
Hewlett-Packard Co.            COM              428236103    65043  1502849 SH       DEFINED 01              88626  1414223
Imation Corp.                  COM              45245A107    16972  1846822 SH       DEFINED 01                     1846822
Independent Bank Corp.-MA      COM              453836108     5379   217970 SH       DEFINED 01               1300   216670
International Business Machine COM              459200101     2552    20669 SH       DEFINED 01                       20669
International Game Technology  COM              459902102    46069  2934338 SH       DEFINED 01              89900  2844438
Inverness Medical Innovations  COM              46126P106    32049  1202155 SH       DEFINED 01              97950  1104205
John Wiley & Sons Inc. CL A    COM              968223206    40657  1051389 SH       DEFINED 01              34175  1017214
Marcus Corp.                   COM              566330106    11827  1250224 SH       DEFINED 01              50687  1199537
Mentor Graphics Corp.          COM              587200106    42938  4851803 SH       DEFINED 01             626307  4225496
Mine Safety Appliances Co.     COM              602720104    21081   850722 SH       DEFINED 01              39350   811372
Motorola, Inc.                 COM              620076109    54959  8429347 SH       DEFINED 01             677577  7751770
National Financial Partners Co COM              63607p208     2569   262993 SH       DEFINED 01                      262993
National Fuel Gas Co.          COM              636180101     7812   170262 SH       DEFINED 01               9800   160462
Newport Corp.                  COM              651824104     8626   952051 SH       DEFINED 01                      952051
Northern Trust Corp.           COM              665859104    29726   636537 SH       DEFINED 01              18150   618387
Novellus Systems Inc.          COM              670008101    50123  1976443 SH       DEFINED 01             109365  1867078
OceanFirst Financial Corp.     COM              675234108     1334   110527 SH       DEFINED 01               4300   106227
Omnicare Inc.                  COM              681904108    15414   650365 SH       DEFINED 01              19325   631040
Oppenheimer Holdings Inc.      COM              683797104    17067   712595 SH       DEFINED 01              55200   657395
Pope Resources LP              COM              732857107     6002   233282 SH       DEFINED 01              44477   188805
Progress Software Corp.        COM              743312100     7258   241604 SH       DEFINED 01                      241604
Provident New York Bancorp     COM              744028101     1323   149460 SH       DEFINED 01                      149460
Qualcomm Inc.                  COM              747525103    32288   983202 SH       DEFINED 01              88625   894577
Quantum Corp.                  COM              747906204    37514 19954127 SH       DEFINED 01            2115940 17838187
Quest Software                 COM              74834T103     2178   120753 SH       DEFINED 01             120753
Raymond James Financial Inc.   COM              754730109    41999  1701067 SH       DEFINED 01              51775  1649292
Russell 2000 Value Index I sha COM              464287630      224     3925 SH       DEFINED 01                        3925
Schweitzer-Mauduit Internation COM              808541106     1479    29325 SH       DEFINED 01                       29325
Sprint Nextel Corporation      COM              852061100    34636  8168846 SH       DEFINED 01             396898  7771948
Suffolk Bancorp                COM              864739107     4263   137768 SH       DEFINED 01               2325   135443
Sun Bancorp Inc.-NJ            COM              86663B102      221    58695 SH       DEFINED                          58695
Swift Energy Company           COM              870738101     9246   343607 SH       DEFINED 01                      343607
Symantec Corp.                 COM              871503108    63365  4565237 SH       DEFINED 01             410593  4154644
TF Financial Corp.             COM              872391107      861    39477 SH       DEFINED 01                       39477
Tibco Software Inc.            COM              88632Q103    24636  2042768 SH       DEFINED 01             125964  1916804
Triumph Group Inc.             COM              896818101    11294   169503 SH       DEFINED 01              15650   153853
Tutor Perini Corp.             COM              901109108     3521   213661 SH       DEFINED 01                      213661
UTi Worldwide Inc.             COM              G87210103    12949  1045992 SH       DEFINED 01              19400  1026592
Ultra Petroleum Corp.          COM              903914109    30177   681962 SH       DEFINED 01              19800   662162
Universal Health Services Inc. COM              913903100    63429  1662618 SH       DEFINED 01             100872  1561746
WSFS Financial Corp.           COM              929328102     2816    78364 SH       DEFINED 01                       78364
Wal-Mart Stores, Inc.          COM              931142103    28252   587730 SH       DEFINED 01               5850   581880
Willis Group Holdings PLC      COM              G96666105    20141   670250 SH       DEFINED 01              18225   652025
Zimmer Holdings Inc            COM              98956P102    27443   507725 SH       DEFINED 01              14550   493175